Credit Risk - Summary of ECL Reconciliation for Retail Segment (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	£ 863
Ending balance	1,377	£ 863
Recoveries net of collection costs	(24)	(40)	£ (42)
Income statement charge/(release) for the year	645	220	153
Retail Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Income statement charge/(release) for the year	308	156	135
Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	147
Ending balance	216	147
Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	348
Ending balance	592	348
Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	368
Ending balance	569	368
Total exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	316,322	310,948
Change in economic scenarios	0	0
Changes to model	0
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	0	0
Net remeasurement of ECL on stage transfer	0	0
New lending and assets purchased	57,022	43,257
Other	6,205	4,661
Assets derecognised - Redemptions and repayments	50,362	42,181
Assets derecognised - written off	395	363
Ending balance	328,792	316,322	310,948
Net movement in the year	12,470	5,374
Total exposure | Retail Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	204,780	194,126
Change in economic scenarios	0	0
Changes to model	0	0
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	0	0
Net remeasurement of ECL on stage transfer	0	0
New lending and assets purchased	35,474	37,239
Other	591	1,119
Assets derecognised - Redemptions and repayments	(27,293)	(27,452)
Assets derecognised - written off	(229)	(252)
Ending balance	213,323	204,780	194,126
Net movement in the year	8,543	10,654
Expected credit loss
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	863	807
Change in economic scenarios	164	(19)
Changes to model	25	13
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	0	0
Net remeasurement of ECL on stage transfer	379	(160)
New lending and assets purchased	155	70
Other	134	183
Assets derecognised - Redemptions and repayments	90	102
Assets derecognised - written off	253	249
Ending balance	1,377	863	807
Net movement in the year	514	56
Charge/(release) to the Income Statement	767	305
Less: ECL relating to derecognised income	(14)	(14)
Recoveries net of collection costs	(108)	(71)
Income statement charge/(release) for the year	645	220
Expected credit loss | Retail Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	549	550
Change in economic scenarios	99	(40)
Changes to model	25	13
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	0	0
Net remeasurement of ECL on stage transfer	107	71
New lending and assets purchased	71	57
Other	65	164
Assets derecognised - Redemptions and repayments	(30)	(70)
Assets derecognised - written off	(180)	(196)
Ending balance	706	549	550
Net movement in the year	157	(1)
Charge/(release) to the Income Statement	337	195
Less: ECL relating to derecognised income	(9)	(8)
Recoveries net of collection costs	(20)	(31)
Income statement charge/(release) for the year	308	156
Financial instruments not credit-impaired | Subject to 12-month ECL | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	301,599	296,363
Change in economic scenarios	0	0
Changes to model	0
Transfers from Stage 1 to Stage 2	(9,814)	(4,101)
Transfers from Stage 2 to Stage 1	3,178	3,458
Transfers to Stage 3	(385)	(361)
Transfers from Stage 3	12	10
Transfers of financial instruments	(7,009)	(994)
Net remeasurement of ECL on stage transfer	0	0
New lending and assets purchased	55,546	42,415
Other	4,953	4,195
Assets derecognised - Redemptions and repayments	47,671	40,379
Assets derecognised - written off	2	1
Ending balance	307,416	301,599	296,363
Net movement in the year	5,817	5,236
Financial instruments not credit-impaired | Subject to 12-month ECL | Stage 1 | Retail Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	193,403	181,600
Change in economic scenarios	0	0
Changes to model	0	0
Transfers from Stage 1 to Stage 2	(5,242)	(3,078)
Transfers from Stage 2 to Stage 1	2,544	3,254
Transfers to Stage 3	(305)	(315)
Transfers from Stage 3	8	9
Transfers of financial instruments	(2,995)	(130)
Net remeasurement of ECL on stage transfer	0	0
New lending and assets purchased	34,986	36,779
Other	150	965
Assets derecognised - Redemptions and repayments	(25,835)	(25,810)
Assets derecognised - written off	(2)	(1)
Ending balance	199,707	193,403	181,600
Net movement in the year	6,304	11,803
Financial instruments not credit-impaired | Subject to Lifetime ECL | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	12,354	12,013
Change in economic scenarios	0	0
Changes to model	0
Transfers from Stage 1 to Stage 2	9,814	4,101
Transfers from Stage 2 to Stage 1	(3,178)	(3,458)
Transfers to Stage 3	(1,126)	(595)
Transfers from Stage 3	326	516
Transfers of financial instruments	5,836	564
Net remeasurement of ECL on stage transfer	0	0
New lending and assets purchased	1,372	827
Other	1,068	295
Assets derecognised - Redemptions and repayments	2,250	1,344
Assets derecognised - written off	0	1
Ending balance	18,380	12,354	12,013
Net movement in the year	6,026	341
Financial instruments not credit-impaired | Subject to Lifetime ECL | Stage 2 | Retail Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	9,475	10,356
Change in economic scenarios	0	0
Changes to model	0	0
Transfers from Stage 1 to Stage 2	5,242	3,078
Transfers from Stage 2 to Stage 1	(2,544)	(3,254)
Transfers to Stage 3	(540)	(482)
Transfers from Stage 3	324	500
Transfers of financial instruments	2,482	(158)
Net remeasurement of ECL on stage transfer	0	0
New lending and assets purchased	479	447
Other	342	37
Assets derecognised - Redemptions and repayments	(1,139)	(1,206)
Assets derecognised - written off	1	(1)
Ending balance	11,640	9,475	10,356
Net movement in the year	2,165	(881)
Financial instruments not credit-impaired | Stage 1 ECL | Subject to 12-month ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	147	143
Change in economic scenarios	15	5
Changes to model	0	0
Transfers from Stage 1 to Stage 2	(47)	(11)
Transfers from Stage 2 to Stage 1	110	74
Transfers to Stage 3	(8)	(2)
Transfers from Stage 3	2	1
Transfers of financial instruments	57	62
Net remeasurement of ECL on stage transfer	(101)	66
New lending and assets purchased	40	29
Other	88	6
Assets derecognised - Redemptions and repayments	30	32
Assets derecognised - written off	0	0
Ending balance	216	147	143
Net movement in the year	69	4
Charge/(release) to the Income Statement	69	4
Less: ECL relating to derecognised income	0	0
Recoveries net of collection costs	0	(10)
Income statement charge/(release) for the year	69	(6)
Financial instruments not credit-impaired | Stage 1 ECL | Subject to 12-month ECL | Retail Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	89	88
Change in economic scenarios	8	(5)
Changes to model	0	0
Transfers from Stage 1 to Stage 2	(9)	(8)
Transfers from Stage 2 to Stage 1	86	67
Transfers to Stage 3	(7)	(2)
Transfers from Stage 3	1	1
Transfers of financial instruments	71	58
Net remeasurement of ECL on stage transfer	(79)	(60)
New lending and assets purchased	29	23
Other	17	5
Assets derecognised - Redemptions and repayments	(16)	(20)
Assets derecognised - written off	(1)	0
Ending balance	118	89	88
Net movement in the year	29	1
Charge/(release) to the Income Statement	30	1
Less: ECL relating to derecognised income	0	0
Recoveries net of collection costs	0	0
Income statement charge/(release) for the year	30	1
Financial instruments not credit-impaired | Stage 2 ECL | Subject to Lifetime ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	348	307
Change in economic scenarios	139	(15)
Changes to model	0	0
Transfers from Stage 1 to Stage 2	47	11
Transfers from Stage 2 to Stage 1	(110)	(74)
Transfers to Stage 3	(61)	(24)
Transfers from Stage 3	21	23
Transfers of financial instruments	(103)	(64)
Net remeasurement of ECL on stage transfer	239	(130)
New lending and assets purchased	64	32
Other	(53)	(14)
Assets derecognised - Redemptions and repayments	42	28
Assets derecognised - written off	0	0
Ending balance	592	348	307
Net movement in the year	244	41
Charge/(release) to the Income Statement	244	41
Less: ECL relating to derecognised income	0	0
Recoveries net of collection costs	0	(15)
Income statement charge/(release) for the year	244	26
Financial instruments not credit-impaired | Stage 2 ECL | Subject to Lifetime ECL | Retail Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	259	259
Change in economic scenarios	81	(26)
Changes to model	0	0
Transfers from Stage 1 to Stage 2	9	8
Transfers from Stage 2 to Stage 1	(86)	(67)
Transfers to Stage 3	(27)	(19)
Transfers from Stage 3	20	22
Transfers of financial instruments	(84)	(56)
Net remeasurement of ECL on stage transfer	144	75
New lending and assets purchased	36	25
Other	(46)	(1)
Assets derecognised - Redemptions and repayments	(22)	(17)
Assets derecognised - written off	1	0
Ending balance	369	259	259
Net movement in the year	110	0
Charge/(release) to the Income Statement	109	0
Less: ECL relating to derecognised income	0	0
Recoveries net of collection costs	0	0
Income statement charge/(release) for the year	109	0
Financial instruments credit-impaired | Subject to Lifetime ECL | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	2,369	2,572
Change in economic scenarios	0	0
Changes to model	0
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	1,511	956
Transfers from Stage 3	(338)	(526)
Transfers of financial instruments	1,173	430
Net remeasurement of ECL on stage transfer	0	0
New lending and assets purchased	104	15
Other	184	171
Assets derecognised - Redemptions and repayments	441	458
Assets derecognised - written off	393	361
Ending balance	2,996	2,369	2,572
Net movement in the year	627	(203)
Financial instruments credit-impaired | Subject to Lifetime ECL | Stage 3 | Retail Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	1,902	2,170
Change in economic scenarios	0	0
Changes to model	0	0
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	845	797
Transfers from Stage 3	(332)	(509)
Transfers of financial instruments	513	288
Net remeasurement of ECL on stage transfer	0	0
New lending and assets purchased	9	13
Other	99	117
Assets derecognised - Redemptions and repayments	(319)	(436)
Assets derecognised - written off	(228)	(250)
Ending balance	1,976	1,902	2,170
Net movement in the year	74	(268)
Financial instruments credit-impaired | Stage 3 ECL | Subject to Lifetime ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	368	357
Change in economic scenarios	10	(9)
Changes to model	25	13
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	69	26
Transfers from Stage 3	(23)	(24)
Transfers of financial instruments	46	2
Net remeasurement of ECL on stage transfer	241	(96)
New lending and assets purchased	51	9
Other	99	191
Assets derecognised - Redemptions and repayments	18	42
Assets derecognised - written off	253	249
Ending balance	569	368	357
Net movement in the year	201	11
Charge/(release) to the Income Statement	454	260
Less: ECL relating to derecognised income	(14)	(14)
Recoveries net of collection costs	(108)	(46)
Income statement charge/(release) for the year	332	200
Financial instruments credit-impaired | Stage 3 ECL | Subject to Lifetime ECL | Retail Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	201	203
Change in economic scenarios	10	(9)
Changes to model	25	13
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	34	21
Transfers from Stage 3	(21)	(23)
Transfers of financial instruments	13	(2)
Net remeasurement of ECL on stage transfer	42	56
New lending and assets purchased	6	9
Other	94	160
Assets derecognised - Redemptions and repayments	8	(33)
Assets derecognised - written off	(180)	(196)
Ending balance	219	201	£ 203
Net movement in the year	18	(2)
Charge/(release) to the Income Statement	198	194
Less: ECL relating to derecognised income	(9)	(8)
Recoveries net of collection costs	(20)	(31)
Income statement charge/(release) for the year	£ 169	£ 155